Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share
Basic and diluted loss per share attributable to Curaleaf Holdings, Inc. for the years ended December 31, 2025 and 2024 were calculated as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Numerator:
Net loss from continuing operations	$(201,903)	$(211,609)
Less: excess redemption value above carrying value(3)	(42,294)	(22,746)
Net loss from continuing operations, net of excess redemption value	(244,197)	(234,355)
Net loss from discontinued operations	(26,250)	(10,398)
Net loss, net of excess redemption value	(270,447)	(244,753)
Less: Net income (loss) attributable to non-controlling interest	2,917	(6,584)
Net loss attributable to Curaleaf Holdings, Inc., net of excess redemption value	$(273,364)	$(238,169)

Per share – basic and diluted(1):
Net loss per share from continuing operations⁽[3]⁾	$(0.32)	$(0.31)
Net loss per share from discontinued operations	(0.03)	(0.01)
Net loss per share attributable to Curaleaf Holdings, Inc.	$(0.35)	$(0.32)

Denominator:
Basic weighted-average common shares outstanding	762,090,951	740,825,099
Dilutive effect of stock options to purchase SVS	10,096,426	829,853
Dilutive effect of restricted and performance-based stock awards(2)	14,475,015	2,212,402
Dilutive effect of convertible debt	—	4,282,599
Dilutive effect of contingent shares	778,000	1,286,713
Dilutive weighted-average common shares outstanding	787,440,392	749,436,666

(1) As a result of the Company’s net losses from its continuing and discontinued operations for the years ended December 31, 2025 and 2024, the calculation of diluted net loss per share for each period presented gives no consideration to potentially anti-dilutive securities; and as such, is the same as basic net loss per share for each period presented.
(2) Excludes PSU awards that did not meet performance criteria as of December 31, 2025 and 2024. Diluted EPS for the year ended December 31, 2024 has been revised to reflect this exclusion.
(3) Certain non-controlling interests are redeemable at the option of the holders. When the estimated redemption value exceeds the recorded amount, the excess is charged directly to Shareholders' equity on the Consolidated Balance Sheets. Pursuant to ASC 480-10, Distinguishing Liabilities from Equity, the excess redemption value must be included in the calculation of earnings per share - basic and diluted. See Note 2 — Basis of presentation and consolidation for further details.